FILE NO. 33-90474
                                                                       811-9002




    As Filed with the Securities and Exchange Commission December 18, 1998




                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549



                                   FORM N-4



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                                [ ]
Post-Effective Amendment No. 6                                             [X]


                                    and /or



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
Amendment No. 7                                                            [X]


                             SEPARATE ACCOUNT ONE
                          (Exact Name of Registrant)



                        NORTHERN LIFE INSURANCE COMPANY
                              (Name of Depositor)



                 1501 Fourth Avenue, Seattle, Washington 98111
        (Address of Depositor's Principal Executive Offices) (Zip Code)


       Depositor's Telephone Number, including Area Code: (206) 292-1111


                               Stewart D. Gregg
                        Northern Life Insurance Company
                          20 Washington Avenue South
                          Minneapolis, Minnesota 55401

                    (Name and Address of Agent for Service)


                 Approximate date of proposed Public Offering:
  As soon as practicable after the Registration Statement becomes effective.


             It is proposed that this filing will become effective
                           (check appropriate space)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on January 1, 1999, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date), pursuant to paragraph (a) of Rule 485.



If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date of a previously filed Post-Effective Amendment.


Title of Securities Being Registered: Variable Annuity Contracts Issued by a Registered Separate Account

                             SEPARATE ACCOUNT ONE


                 CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)



   FORM N-4
 ITEM NUMBER    PART A HEADING IN PROSPECTUS
-------------   ------------------------------------------------------
      1         Cover Page
      2         Definitions
      3         Summary
      4         Condensed Financial Information
      5         The Company; The Variable Account; Investments
                of the Variable Account
      6         Charges Made by the Company
      7         The Contracts
      8         Annuity Provisions
      9         The Contracts
      10        The Contracts
      11        The Contracts
      12        Federal Tax Status
      13        Legal Proceedings
      14        Statement of Additional Information Table of
                Contents

                PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION
                ------------------------------------------------------
      15        Cover Page
      16        Table of Contents
      17        Introduction
      18        Not Applicable
      19        Distribution of the Contracts
      20        Distribution of the Contracts
      21        Calculation of Yields and Total Returns
      22        Annuity Provisions (In Prospectus)
      23        Financial Statements

                PART C HEADINGS
                ---------------
      24        Financial Statements and Exhibits
      25        Directors and Officers of the Depositor
      26        Persons Controlled by or Under Common Control
                with the Depositor or Registrant
      27        Number of Contract Owners
      28        Indemnification
      29        Principal Underwriter
      30        Location of Accounts and Records
      31        Not Applicable
      32        Undertakings

                        NORTHERN LIFE INSURANCE COMPANY
             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                              SEPARATE ACCOUNT ONE
                      SUPPLEMENT DATED JANUARY 1, 1999 TO
                         PROSPECTUS DATED MAY 1, 1998


ADDITIONAL SUB-ACCOUNT INVESTMENT OPTIONS
     Separate Account One has added two new Sub-Accounts. Each of these Sub-Accounts invests in an additional Fund. Purchase Payments and Contract Value may now be allocated into either or both of these two new Funds, subject to certain limitations set out in the Prospectus and this Supplement. The two newly available Fund investment options are:






INVESTMENT FUNDS                                  INVESTMENT OBJECTIVE
----------------                                  ---------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS
    FUND III (VIP III):
    VIP III Growth Opportunities Portfolio        Capital Growth

   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
    Socially Responsive Portfolio                 Long-term Capital
                                                  Appreciation



     The following information should be added at page 8 of the Prospectus to the Section of the Prospectus entitled "Summary of Contract Expenses" under the heading "Annual Investment Fund Expenses after Reimbursements":





                                                   MANAGEMENT                  TOTAL FUND
                                                   (ADVISORY)       OTHER        ANNUAL
                                                      FEES        EXPENSES      EXPENSE
                                                  ------------   ----------   -----------
Fidelity VIP III Growth Opportunities
 Portfolio (d)(k) .............................        0.60%         0.14%        0.74%

Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio (d)(l) .........        0.85%         0.65%        1.50%

Northstar Galaxy Trust Emerging Growth
 Portfolio (m) ................................        0.85%         0.05%        0.90%

Northstar Galaxy Trust International Value
 Portfolio (m) ................................        0.95%         0.05%        1.00%



     These figures are before the effect of expense reimbursements. The expense information for the Northstar Galaxy Trust Emerging Growth Portfolio and International Value Portfolio has been restated to reflect current fees effective November 9, 1998.

------------------

(d) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and in some cases, distribution, and other services provided by the Company and its affiliates to Funds and/or the Fund's affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one fund company to another.

(k) A portion of the brokerage commissions that the fund pays was used to reduce fund expenses. In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been .73% for VIP III Growth Opportunities Portfolio.

(l) Neuberger Berman Advisers Management Trust is comprised of separate Portfolios, the following of which are available as funding options under the contract: Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio ("Portfolio series"). Unlike the other funding options available under the contract, each of these Portfolio series invests all of its net investable assets in the AMT Limited Maturity Bond Investments, AMT Partners Investments, and AMT Socially Responsive Investments, respectively, of Advisers Managers Trust ("Investment series").

     The Investment series in turn, invest directly in securities. For a more complete discussion of this structure, please see the prospectus for Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio. Please note that the figures reported under "Management Fees" and "Other Expenses" include the aggregate of (i) the management fees paid by the Investment series, (ii) the administration fees paid by the Portfolio series, and (iii) all other expenses in the aggregate for the Investment series and Portfolio series, respectively.

     Estimated expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio has not commenced operations as of November 30, 1998, and therefore these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1998, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days written notice. There can be no assurance that this policy will be continued. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

(m) The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Emerging Growth Portfolio for any expenses in excess of 0.90% of its average daily net assets. The investment adviser to the Northstar Galaxy Trust has also agreed to reimburse the International Value Portfolio for any expenses in excess of 1.00% of its average daily net assets. On an annualized basis, absent expense reimbursements, actual expenses are estimated to be 1.11% for the Emerging Growth Portfolio and 2.61% for the International Value Portfolio. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

     The following information should be added at page 9 of the Prospectus to the section of the Prospectus entitled "Summary of Contract Expenses" under the heading "Examples," in the chart listing certain expenses following a full withdrawal of the Contract Value:




                                          1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
                                   ---------------------   ---------------------   ---------------------   --------------------
                                    TRANSFER      FLEX      TRANSFER      FLEX      TRANSFER      FLEX      TRANSFER      FLEX
                                     SERIES      SERIES      SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                   ----------   --------   ----------   --------   ----------   --------   ----------   -------
Fidelity VIP III Growth
 Opportunities Portfolio              80            98        124         143         149         180         272         272

Neuberger Berman Advisers
 Management Trust Socially
 Responsive Portfolio                 87           105        146         165         188         217         350         350

Northstar Galaxy Trust
 Emerging Growth Portfolio            81           100        129         148         157         188         288         288

Northstar Galaxy Trust
 International Value Portfolio        83           101        133         152         165         195         304         304

     The following information should be added at page 10 of the Prospectus to the section of the Prospectus entitled "Summary of Contract Expenses" under the heading "Examples," in the chart listing certain expenses following annuitization of the Contract:




                                          1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
                                   ---------------------   ---------------------   ---------------------   --------------------
                                    TRANSFER      FLEX      TRANSFER      FLEX      TRANSFER      FLEX      TRANSFER      FLEX
                                     SERIES      SERIES      SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                   ----------   --------   ----------   --------   ----------   --------   ----------   -------
Fidelity VIP III Growth
 Opportunities Portfolio              24          24          75          75          129         129         272         272

Neuberger Berman Advisers
 Management Trust Socially
 Responsive Portfolio                 32          32          99          99          168         168         350         350

Northstar Galaxy Trust
 Emerging Growth Portfolio            26          26          80          80          137         137         288         288

Northstar Galaxy Trust
 International Value Portfolio        27          27          85          85          145         145         304         304



     The following information should be added at page 14 of the Prospectus to the "Condensed Financial Information" section:




                                                             YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                            DECEMBER 31     DECEMBER 31     DECEMBER 31
                                                                1995            1996           1997
                                                           -------------   -------------   ------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
VIP III Growth Opportunities Portfolio (From January 1,
  1999)
 Beginning of period ...................................       N/A             N/A              N/A
 End of period .........................................       N/A             N/A              N/A
 Units of outstanding at end of period .................       N/A             N/A              N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Socially Responsive Portfolio (From January 1, 1999)
 Beginning of period ...................................       N/A             N/A              N/A
 End of period .........................................       N/A             N/A              N/A
 Units of outstanding at end of period .................       N/A             N/A              N/A



       The Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio and Neuberger Berman Advisers Management Trust Socially Responsive Portfolio were not available under the Contracts prior to January 1, 1999.

     The following information replaces the similar information found on page 18 of the Prospectus starting in the second paragraph of the section "Investments of the Variable Account":

       With the addition of the two new Sub-Accounts, there are currently twenty-nine Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective. A Contract Owner is limited to participating in a maximum of sixteen Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in sixteen Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the sixteen Sub-Accounts already selected and which are still available under the Variable Account.

       For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of sixteen Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the sixteen Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time.

NEW FIXED ACCOUNT OPTION

     The Separate Account has added a new Fixed Account option, Fixed Account
C. The minimum payment to Fixed Account C is $5,000. The principal purpose of Fixed Account C is to allow the Contract Owner to utilize "Dollar Cost Averaging," a long term investment method which provides for regular investments over time in a level or variable amount. Amounts in Fixed Account C will earn various rates of interest, with the minimum being the guaranteed rate. Interest payable on Fixed Account C is expected to be higher than the interest payable by Fixed Account A or B.

     A Contract Owner with Contract Value allocated to Fixed Account C may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Fixed Account C Value to any one or more other Sub-Accounts. Reallocations from Fixed Account C to the Variable Account must begin immediately and must be in substantially equal payments over a period of twelve (12) months or less. If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and reallocations will be recalculated based on the remaining 12 month period.

     Fixed Account C Contract Value may only be transferred to one or more Sub-Accounts, and such transfers may only be made by Dollar Cost Averaging Reallocations. Reallocations from Fixed Account C to Fixed Account A or Fixed Account B or from Fixed Account A, Fixed Account B, or the Variable Account to Fixed Account C are not permitted. You may change the Variable Sub-Account(s) receiving Fixed Account C Reallocations with written notice prior to the Reallocation Date. Only one reallocation of Fixed Account C shall take place at any one time.

     Contract Values in Fixed Account C are not eligible for automatic reallocations. See the "Automatic Reallocation" heading in the "The Contracts" section of the Prospectus at page 30.

     Reallocations from Fixed Account C will be transferred on the 28th day of each month. If the mode of your Reallocation is less frequent than monthly, the Reallocation Date will be the 28th day of the last month in the modal period. The Contract Owner may discontinue dollar cost averaging at any time by notifying the Company in writing. If reallocations from Fixed Account C are discontinued prior to the end of the twelve (12) month term, the remaining balance of Fixed Account C will be reallocated to Fixed Account A.

     The Fixed Account C Contract Value is equal the sum of Purchase Payments allocated to Fixed Account C, and interest credited to Fixed Account C, less reallocations out of Fixed Account C, withdrawals from Fixed Account C (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge. The Contract Value for a Contract shall equal the sum of the Variable Account Contract Value, plus the sum of the Fixed Account A, Fixed Account B and Fixed Account C Contract Values. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis.

     The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss.

     The Company reserves the right to discontinue, modify or suspend Dollar Cost Averaging. Although the Company currently charges no fees for reallocations made under the Dollar Cost Averaging program, the Company reserves the right to charge a processing fee not to exceed $25 for each Dollar Cost Averaging reallocation from Fixed Account C.

     Contract Owners interested in Dollar Cost Averaging may obtain a separate application form and full information concerning this service and its restrictions from their registered representatives.

     Contributions and reallocations to Fixed Account C under the Contracts become part of the general account of the Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus which relate to the fixed portion of the Contracts. Disclosures regarding the fixed portion of the Contracts and the Fixed Accounts, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     THE TWO NEW FUND INVESTMENT OPTIONS DESCRIBED IN THIS SUPPLEMENT AND THE NEW FIXED ACCOUNT C ARE NOT AVAILABLE IN ALL STATES.


CHANGES TO NORTHSTAR PORTFOLIOS

     The Northstar Variable Trust and the individual Northstar Portfolios have changed their names, as follows:




                   OLD NAME                                        NEW NAME
----------------------------------------------   -------------------------------------------
      Northstar Variable Trust                   Northstar Galaxy Trust
      Northstar Variable Trust Growth            Northstar Galaxy Trust Growth + Value
       Portfolio                                  Portfolio
      Northstar Variable Trust International     Northstar Galaxy Trust International Value
       Value Portfolio                            Portfolio
      Northstar Variable Trust Income and        Northstar Galaxy Trust Emerging Growth
       Growth Portfolio                           Portfolio
      Northstar Variable Trust Multi-Sector      Northstar Galaxy Trust Multi-Sector Bond
       Bond Portfolio                             Portfolio
      Northstar Variable Trust High Yield        Northstar Galaxy Trust High Yield Bond
       Bond Portfolio                             Portfolio



     In addition, the Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Variable Trust Income and Growth Portfolio) has changed its investment objective from seeking income balanced with capital appreciation to seeking long-term capital appreciation.

     In addition, certain of the Northstar Portfolios have reduced their voluntary expense reimbursements, as follows:




                  PORTFOLIO                      FORMER EXPENSE LIMITATION     CURRENT EXPENSE LIMITATION
---------------------------------------------   ---------------------------   ---------------------------
      Northstar Galaxy Trust
      Emerging Growth Portfolio .............               0.80%                         0.90%

      Northstar Galaxy Trust
      International Value Portfolio .........               0.80%                         1.00%



     These expense limitations are voluntary and can be changed.


SUB-ACCOUNT CLOSINGS

     Effective April 30, 1999, Sub-Accounts investing in the following Funds (the "Closed Funds") are being closed to new monies, and will no longer accept additional premiums or transfers:

       -- Fidelity VIP Overseas Portfolio
       -- Fidelity VIP II Asset Manager Portfolio

       If new premiums are received on or after April 30 for investment in one or more of the Closed Funds, these premiums will automatically be re-allocated to the money market fund option, unless we receive instructions from you to the contrary. If we receive additional premiums but you have already reached the 16 Fund limitation (as outlined in the Prospectus), and the money market fund was not one of these Funds, then the additional premiums will be re-allocated pro rata to the other Funds to which you have allocated monies, and which are not being closed.

       If you have elected the dollar cost averaging service, and one or more of the transferee funds you have selected is a Closed Fund, then the service will be terminated and you will be required to complete a new dollar cost averaging form specifying new transferee fund(s).

       If you have elected the portfolio rebalancing service, and one or more of the Funds you have elected is a Closed Fund, then the service will be terminated. If you wish to resume this service, you will be required to complete a new portfolio rebalancing form, and re-allocate all monies currently allocated to Closed Funds to Funds that have not been closed.

OTHER MATTERS

     The following sentence replaces the first sentence of the first paragraph found on page 22 of the Prospectus in the section entitled "Partial Waiver of Withdrawal Charge":

       During any 12-month period after the first Contract Year, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge.

     The following paragraph should be added on page 39 of the Prospectus to the section entitled "Reports to Contract Owners" starting after the first paragraph:

       Effective January 1, 1999, to reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you or other persons in your household have more than one Contract. Call
   (800) 426-7050 (ext. 2505) if you need additional copies of financial reports, prospectuses, or historical account information.

     THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY THE PROSPECTUS FOR THE CONTRACTS DATED MAY 1, 1998 AND ALL ACCOMPANYING FUND PROSPECTUSES, INCLUDING THE PROSPECTUSES FOR THE FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO AND THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO.

     Additional information about the Contracts, the Company and the Variable Account is contained in a Statement of Additional Information dated January 1, 1999, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to Northern Life Insurance Company, P.O. Box 12530, Seattle, Washington 98111, by calling (800) 426-7050 (ext. 2505), or by accessing the SEC's internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference in this Supplement. The Table of Contents for the Statement of Additional Information may be found on page 41 of the Prospectus.

                      STATEMENT OF ADDITIONAL INFORMATION
                                  FOR NORTHERN



                              ------------------


             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                             SEPARATE ACCOUNT ONE
                                      AND
                        NORTHERN LIFE INSURANCE COMPANY



     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated May 1, 1998 as supplemented by the Prospectus Supplement dated January 1, 1999 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.


                              ------------------

                               TABLE OF CONTENTS




                                                      PAGE
                                                     -----

Introduction .....................................     2
Custody of Assets ................................     2
Independent Auditors .............................     2
Distribution of the Contracts ....................     2
Calculation of Yields and Total Returns ..........     3
Company Holidays .................................    11
Financial Statements .............................    11



                              ------------------

    The date of this Statement of Additional Information is January 1, 1999.

INTRODUCTION
     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 34 of the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.


     Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to Fixed Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the Company).

     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are: the Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio of The Alger American Fund which are managed by Fred Alger Management, Inc.; the VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Money Market Portfolio and VIP Overseas Portfolio of the Variable Insurance Products Fund, VIP II Asset Manager: Growth Portfolio, VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio, VIP II Index 500 Portfolio of the Variable Insurance Products Fund II, and VIP III Growth Opportunities Portfolio of the Variable Insurance Products Fund III, all of which are managed by Fidelity Management & Research Company; the Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series which are managed by Janus Capital Corporation; the Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio of the Neuberger Berman Advisers Management Trust, which are managed by Neuberger Berman Management Inc. with assistance of Neuberger Berman, LLC as sub-adviser; the Growth + Value Portfolio, High Yield Bond Portfolio, Emerging Growth Portfolio, International Value Portfolio and Multi-Sector Bond Portfolio of the Northstar Galaxy Trust which are managed by Northstar Investment Management Corporation; and the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio of the OCC Accumulation Trust which are managed by OpCap Advisors, a subsidiary of Oppenheimer Capital.

     Purchase Payments allocated to Fixed Account A, Fixed Account B or Fixed Account C, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to Fixed Account A, Fixed Account B and Fixed Account C is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus and page 4 of the Prospectus Supplement dated January 1, 1999.)



CUSTODY OF ASSETS
     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.


INDEPENDENT AUDITORS

     The financial statements of Separate Account One and Northern Life Insurance Company, which are incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are incorporated by reference herein, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



DISTRIBUTION OF THE CONTRACTS
     The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company.

     For the years ended December 31, 1995, 1996 and 1997, WSSI was paid fees by the Company in connection with distribution of the Contracts aggregating $750, $1,123,993 and $5,551,624, respectively.

     The offering of the Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" at page 24 of the Prospectus.)

     No deduction for a sales charge is made from the Purchase Payments for the Contracts. However, if part or all of a Contract's value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made By The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)" on page
21. There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter.


CALCULATION OF YIELDS AND TOTAL RETURNS
     From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

     VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.

     The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge; and 3) the Mortality and Expense Risk Charges. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) x  (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV =  The Accumulation Unit value on the first day of the seven-day period.

     The current yield of the sub-account for the seven day period ended December 31, 1997 was 3.90%.

     EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV)) 365/7 - 1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

     ES = per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

     UV = the Accumulation Unit value for the first day of the seven-day period.

     The effective yield of the sub-account for the seven day period ended December 31, 1997 was 3.97%.

     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

     OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge and the Mortality and Expense Risk Charges. The yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 x [(((NI - ES)/(U \x UV)) + 1) 6 - 1]

     Where:

     NI = net income of the Portfolio for the 30-day or one-month period attributable to the Sub-Account's Accumulation Units.

     ES = expenses of the Sub-Account for the 30-day or one-month period.

     U =  the average number of Accumulation Units outstanding.

     UV = the Accumulation Unit value of the close (highest) of the last day in the 30-day or one-month period.


     The annualized yield for the Northstar Galaxy Trust Multi-Sector Bond Portfolio Sub-Account for the month ended December 31, 1997 was 5.51%. The annualized yield for the Northstar Galaxy Trust High Yield Bond Portfolio Sub-Account for the month ended December 31, 1997 was 7.77%. The annualized yield for the Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio Sub-Account for the month ended December 31, 1997 was 2.81%.


     Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

     Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Transfer Series Contracts is equal to 2% to 6% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn or withdrawn under the Contract. The Withdrawal Charge for Flex Series Contracts is equal to 1% to 8% of amounts withdrawn under the Contracts during the first 10 Contract Years.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge in the case of the Transfer Series Contracts, for any period less than six years and in the case of the Flex Series Contracts, for any period less than 11 years. The total return will then be calculated according to the following formula:

      TR = ((ERV/P) 1/N) - 1

   Where:

      TR = The average annual total return net of Sub-Account recurring charges.

      ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

      P =   a hypothetical initial payment of $1,000.

      N =   the number of years in the period.

     Following are the Average Annual Total Returns for Sub-Accounts as of December 31, 1997.


                                                                                                FOR THE PERIOD   FOR THE PERIOD
                                                                                                 FROM DATE OF     FROM DATE OF
                                                              FOR THE 1-YEAR   FOR THE 1-YEAR    INCEPTION OF     INCEPTION OF
                                                               PERIOD ENDED     PERIOD ENDED    SUB-ACCOUNT TO   SUB-ACCOUNT TO
SUB-ACCOUNT                                                      12/31/97         12/31/97         12/31/97         12/31/97
------------------------------------------------------------ ---------------- ---------------- ---------------- ---------------
                                                                  ++T.S.            F.S.             T.S.             F.S.
   Alger American Growth Portfolio                            18.26%           14.76%                13.38%           11.28%
    (Sub-Account Inception: 10/20/95)
   Alger American Leveraged AllCap Portfolio                  12.29%            9.22%                11.14%            9.16%
    (Sub-Account Inception: 10/20/95)
   Alger American MidCap Growth Portfolio                      7.70%            4.96%                25.82%           23.11%
    (Sub-Account Inception: 10/20/95)
   Alger American Small Capitalization Portfolio               4.14%            1.65%                 1.44%          ( 0.02)%
    (Sub-Account Inception: 10/20/95)
   Fidelity VIP Equity-Income Portfolio                       20.58%           16.91%                18.47%           16.12%
    (Sub-Account Inception: 10/20/95)
   Fidelity VIP Growth Portfolio                              16.03%           12.69%                11.95%            9.93%
    (Sub-Account Inception: 10/20/95)
   Fidelity VIP Overseas Portfolio                             4.31%            1.81%                 8.80%            6.93%
    (Sub-Account Inception: 10/20/95)
   Fidelity VIP II Asset Manager: Growth Portfolio            17.59%           14.14%                18.06%           15.73%
    (Sub-Account Inception: 10/20/95)
   Fidelity VIP II Asset Manager Portfolio                    13.25%           10.10%                14.21%           12.06%
    (Sub-Account Inception: 10/20/95)
   Fidelity VIP II Contrafund Portfolio                       16.68%           13.29%                17.77%           15.45%
    (Sub-Account Inception: 10/20/95)
   Fidelity VIP II Index 500 Portfolio                        25.22%           21.21%                24.10%           21.47%
    (Sub-Account Inception: 10/20/95)
   Fidelity VIP III Growth Opportunities Portfolio                 N/A              N/A              N/A             N/A
    (Sub-Account Inception: 1/1/99)
   Janus Aggressive Growth Portfolio                               N/A              N/A               8.86%            2.52%
    (Sub-Account Inception: 8/8/97)
   Janus Growth Portfolio                                          N/A              N/A             (10.34)%         (14.71)%
    (Sub-Account Inception: 8/8/97)
   Janus International Growth Portfolio                            N/A              N/A             (22.92)%         (26.07)%
    (Sub-Account Inception: 8/8/97)
   Janus Worldwide Growth Portfolio                                N/A              N/A             (18.33)%         (21.92)%
    (Sub-Account Inception: 8/8/97)
   Neuberger Berman Advisers Management Trust Limited              N/A              N/A             ( 8.99)%         (13.50)%
    Maturity Bond Portfolio (Sub-Account Inception: 8/8/97)
   Neuberger Berman Advisers Management Trust Partners             N/A              N/A             ( 7.06)%         (11.76)%
    Portfolio (Sub-Account Inception: 8/8/97)
   Neuberger Berman Advisers Management Trust Socially             N/A              N/A              N/A             N/A
    Responsive Portfolio (Sub-Account Inception: 1/1/99)
   Northstar Galaxy Trust Growth + Value Portfolio             7.36%            4.64%                14.60%           12.44%
    (Sub-Account Inception: 10/20/95)
   Northstar Galaxy Trust High Yield Bond Portfolio                N/A              N/A             (15.00)          (18.91)
    (Sub-Account Inception: 8/8/97)
   Northstar Galaxy Trust Emerging Growth Portfolio (a)        8.49%            5.69%                11.64%            9.62%
    (Sub-Account Inception: 10/20/95)
   Northstar Galaxy Trust International Value Portfolio            N/A              N/A             (11.58)          (15.83)
    (Sub-Account Inception: 8/8/97)
   Northstar Galaxy Trust Multi-Sector Bond Portfolio         (1.01)%          (3.13)%                6.42%            4.68%
    (Sub-Account Inception: 10/20/95)
   OCC Equity Portfolio (b)                                        N/A              N/A               2.00%          ( 3.62)%
    (Sub-Account Inception: 8/8/97)
   OCC Global Equity Portfolio                                     N/A              N/A             (25.27)%         (28.20)%
    (Sub-Account Inception: 8/8/97)
   OCC Managed Portfolio (b)                                       N/A              N/A             (11.66)%         (15.90)%
    (Sub-Account Inception: 8/8/97)
   OCC Small Cap Portfolio (b)                                     N/A              N/A             ( 8.93)%         (13.44)%
    (Sub-Account Inception: 8/8/97)

-----------------


++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See
   "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)

     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.

Such average annual total return information for the Sub-Accounts is as follows:


                                                           FOR THE 1-YEAR          FOR THE 5-YEAR
                                                            PERIOD ENDED            PERIOD ENDED
SUB-ACCOUNT                                                   12/31/97                12/31/97
------------------------------------------------------ ----------------------- -----------------------
                                                          ++T.S.       F.S.        T.S.        F.S.
Alger American Growth Portfolio                           18.26%      14.76%       16.92%      16.01%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                 12.29%       9.22%       N/A         N/A
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                     7.70%       4.96%       N/A         N/A
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio              4.14%       1.65%       10.30%       9.56%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                      20.58%      16.91%       17.79%      16.86%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                             16.03%      12.69%       15.65%      14.76%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                            4.31%       1.81%       11.77%      10.98%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth Portfolio           17.59%      14.14%       N/A         N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio                   13.25%      10.10%       10.63%       9.88%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                      16.68%      13.29%       N/A         N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                       25.22%      21.21%       17.55%      16.62%
 (Portfolio Inception: 8/27/92)
Fidelity VIP III Growth Opportunities Portfolio           22.39%      18.59%       N/A         N/A
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                          5.39%       2.81%       N/A         N/A
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                    15.31%      12.02%       N/A         N/A
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                      11.14%       8.15%       N/A         N/A
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                          14.72%      11.47%       N/A         N/A
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust                (0.43)%     (2.59)%       3.25%       2.73%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust                23.67%      19.78%       N/A         N/A
 Partners Portfolio (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust                N/A         N/A          N/A         N/A
 Socially Responsive Portfolio
 (Portfolio Inception: 8/19/98)
Northstar Galaxy Trust Growth + Value Portfolio            7.36%       4.64%       N/A         N/A
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio           1.79%      (0.53)%      N/A         N/A
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Emerging Growth Portfolio (a)       8.49%       5.69%       N/A         N/A
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio      N/A         N/A          N/A         N/A
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Multi-Sector Bond Portfolio        (1.01)%     (3.13)%      N/A         N/A
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (b)                                  19.13%      15.56%       17.05%      16.14%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                6.73%       4.05%       N/A         N/A
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                                 14.86%      11.60%       17.51%      16.58%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (b)                               14.81%      11.56%       12.27%      11.47%
 (Portfolio Inception: 8/1/88)


-----------------

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21



[WIDE TABLE CONTINUED FROM ABOVE]



                                                                                   FOR THE PERIOD FROM
                                                           FOR THE 10-YEAR        DATE OF INCEPTION OF
                                                            PERIOD ENDED              PORTFOLIO TO
SUB-ACCOUNT                                                   12/31/97                  12/31/97
------------------------------------------------------ ----------------------- ---------------------------
                                                           T.S.        F.S.         T.S.          F.S.
Alger American Growth Portfolio                            N/A         N/A          17.44%        17.20%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                  N/A         N/A          30.42%        30.42%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                     N/A         N/A          19.67%        18.65%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio              N/A         N/A          17.25%        17.13%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                       14.79%      14.68%       12.76%        12.76%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                              15.24%      15.14%       13.64%        13.64%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                             7.80%       7.70%        6.42%         6.42%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth Portfolio            N/A         N/A          19.66%        17.73%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio                    N/A         N/A          10.86%        10.62%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                       N/A         N/A          25.09%        22.94%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                        N/A         N/A          17.71%        16.87%
 (Portfolio Inception: 8/27/92)
Fidelity VIP III Growth Opportunities Portfolio            N/A         N/A          23.74%        21.64%
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                          N/A         N/A          16.95%        15.93%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                     N/A         N/A          15.39%        14.41%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                       N/A         N/A          16.50%        15.25%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                           N/A         N/A          20.68%        19.56%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust                  5.29%       5.20%        6.37%         6.37%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust                 N/A         N/A          21.43%        20.03%
 Partners Portfolio (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust                 N/A         N/A         N/A           N/A
 Socially Responsive Portfolio
 (Portfolio Inception: 8/19/98)
Northstar Galaxy Trust Growth + Value Portfolio            N/A         N/A          15.00%        13.80%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio           N/A         N/A           8.52%         7.57%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Emerging Growth Portfolio (a)       N/A         N/A          11.44%        10.37%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio       N/A         N/A         (11.58)%      (15.83)%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Multi-Sector Bond Portfolio         N/A         N/A           6.64%         5.76%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (b)                                   N/A         N/A          15.61%        15.50%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                N/A         N/A          13.75%        12.00%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                                  N/A         N/A          18.33%        18.22%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (b)                                N/A         N/A          13.54%        13.43%
 (Portfolio Inception: 8/1/88)



-----------------

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)

     The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

   Such average annual total return information for the Funds is as follows:


                                                                                                               FOR THE PERIOD
                                                                                                                FROM DATE OF
                                                           FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                            PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
PORTFOLIO                                                     12/31/97         12/31/97          12/31/97         12/31/97
--------------------------------------------------------- ---------------- ---------------- ----------------- ---------------
   Alger American Growth Portfolio                              25.75%           19.28%            N/A              19.42%
   (Portfolio Inception: 1/9/89)
   Alger American Leveraged AllCap Portfolio                    19.68%           N/A               N/A              33.55%
   (Portfolio Inception: 1/25/95)
   Alger American MidCap Growth Portfolio                       15.01%           N/A               N/A              22.09%
   (Portfolio Inception: 5/3/93)
   Alger American Small Capitalization Portfolio                11.39%           12.65%            N/A              19.22%
   (Portfolio Inception: 9/21/88)
   Fidelity VIP Equity-Income Portfolio                         28.11%           20.16%            16.72%           14.66%
   (Portfolio Inception: 10/9/86)
   Fidelity VIP Growth Portfolio                                23.48%           18.00%            17.19%           15.56%
   (Portfolio Inception: 10/9/86)
   Fidelity VIP Overseas Portfolio                              11.56%           14.12%             9.62%            8.22%
   (Portfolio Inception: 1/28/87)
   Fidelity VIP II Asset Manager: Growth Portfolio              25.07%           N/A               N/A              22.74%
   (Portfolio Inception: 1/3/95)
   Fidelity VIP II Asset Manager Portfolio                      20.65%           12.98%            N/A              12.73%
   (Portfolio Inception: 9/6/89)
   Fidelity VIP II Contrafund Portfolio                         24.14%           N/A               N/A              28.17%
   (Portfolio Inception: 1/3/95)
   Fidelity VIP II Index 500 Portfolio                          32.82%           19.91%            N/A              19.87%
   (Portfolio Inception: 8/27/92)
   Fidelity VIP III Growth Opportunities Portfolio              29.95%           N/A               N/A              26.81%
   (Portfolio Inception: 1/3/95)
   Janus Aggressive Growth Portfolio                            12.66%           N/A               N/A              19.44%
   (Portfolio Inception: 9/13/93)
   Janus Growth Portfolio                                       22.75%           N/A               N/A              17.87%
   (Portfolio Inception: 9/13/93)
   Janus International Growth Portfolio                         18.51%           N/A               N/A              19.29%
   (Portfolio Inception: 5/2/94)
   Janus Worldwide Growth Portfolio                             22.15%           N/A               N/A              23.18%
   (Portfolio Inception: 9/13/93)
   Neuberger Berman Advisers Management Trust                    6.74%            5.63%             7.07%            8.17%
   Limited Maturity Bond Portfolio
   (Portfolio Inception: 9/10/84)
   Neuberger Berman Advisers Management Trust                   31.25%           N/A               N/A              24.18%
   Partners Portfolio (Portfolio Inception: 3/22/94)
   Neuberger Berman Advisers Management Trust Socially          N/A              N/A               N/A              N/A
   Responsive Portfolio (Portfolio Inception: 8/19/98)
   Northstar Galaxy Trust Growth + Value Portfolio              14.66%           N/A               N/A              17.79%
   (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust High Yield Bond Portfolio              9.00%           N/A               N/A              11.34%
   (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust Emerging Growth Portfolio (a)         15.81%           N/A               N/A              14.24%
   (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust International Value Portfolio        N/A              N/A               N/A                3.27%
   (Since Inception 8/8/97)
   Northstar Galaxy Trust Multi-Sector Bond Portfolio            6.15%           N/A               N/A               9.47%
   (Portfolio Inception: 5/6/94)
   OCC Equity Portfolio (b)                                     26.63%           19.42%            N/A              17.56%
   (Portfolio Inception: 8/1/88)
   OCC Global Equity Portfolio                                  14.02%           N/A               N/A              16.93%
   (Portfolio Inception: 3/1/95)
   OCC Managed Portfolio (b)                                    22.29%           19.88%            N/A              20.33%
   (Portfolio Inception: 8/1/88)
   OCC Small Cap Portfolio (b)                                  22.24%           14.62%            N/A              15.46%
   (Portfolio Inception: 8/1/88)



-----------------

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)

     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns that do not reflect the Withdrawal Charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn. Because the Withdrawal Charge will not be reflected in those quotations, there is no differentiation between the Transfer Series Contracts and the Flex Series Contracts. Listed in the chart below are the Average Annual Total Returns for the Sub-Accounts for the indicated periods.


                                                                                              FOR THE PERIOD
                                                                                               FROM DATE OF
                                                                           FOR THE 1-YEAR      INCEPTION OF
                                                                            PERIOD ENDED      SUB-ACCOUNT TO
SUB-ACCOUNT                                                                   12/31/97           12/31/97
-----------------------------------------------------------------------   ----------------   ---------------
        Alger American Growth Portfolio                                   23.66%                   15.13%
         (Sub-Account Inception: 10/20/95)
        Alger American Leveraged AllCap Portfolio                         17.69%                   12.93%
         (Sub-Account Inception: 10/20/95)
        Alger American MidCap Growth Portfolio                            13.10%                   27.36%
         (Sub-Account Inception: 10/20/95)
        Alger American Small Capitalization Portfolio                      9.54%                    3.43%
         (Sub-Account Inception: 10/20/95)
        Fidelity VIP Equity-Income Portfolio                              25.98%                   20.13%
         (Sub-Account Inception: 10/20/95)
        Fidelity VIP Growth Portfolio                                     21.43%                   13.72%
         (Sub-Account Inception: 10/20/95)
        Fidelity VIP Overseas Portfolio                                    9.71%                   10.63%
         (Sub-Account Inception: 10/20/95)
        Fidelity VIP II Asset Manager Growth Portfolio                    22.99%                   19.72%
         (Sub-Account Inception: 10/20/95)
        Fidelity VIP II Asset Manager Portfolio                           18.65%                   15.94%
         (Sub-Account Inception: 10/20/95)
        Fidelity VIP II Contrafund Portfolio                              22.08%                   19.44%
         (Sub-Account Inception: 10/20/95)
        Fidelity VIP II Index 500 Portfolio                               30.62%                   25.66%
         (Sub-Account Inception: 10/20/95)
        Fidelity VIP III Growth Opportunities Portfolio                        N/A                N/A
         (Sub-Account Inception: 1/1/99)
        Janus Aggressive Growth Portfolio                                      N/A                 23.74%
         (Sub-Account Inception: 8/8/97)
        Janus Growth Portfolio                                                 N/A                  2.94%
         (Sub-Account Inception: 8/8/97)
        Janus International Growth Portfolio                                   N/A                (10.77)%
         (Sub-Account Inception: 8/8/97)
        Janus Worldwide Growth Portfolio                                       N/A                ( 5.76)%
         (Sub-Account Inception: 8/8/97)
        Neuberger Berman Advisers Management Trust                             N/A                  4.40%
         Limited Maturity Bond Portfolio
         (Sub-Account Inception: 8/8/97)
        Neuberger Berman Advisers Management Trust                             N/A                  6.50%
         Partners Portfolio (Sub-Account Inception: 8/8/97)
        Neuberger Berman Advisers Management Trust                             N/A                N/A
         Socially Responsive Portfolio (Sub-Account Inception: 1/1/99)
        Northstar Galaxy Trust Growth + Value Portfolio                   12.76%                   16.32%
         (Sub-Account Inception: 10/20/95)
        Northstar Galaxy Trust High Yield Bond Portfolio                       N/A                ( 2.13)
         (Sub-Account Inception: 8/8/97)
        Northstar Galaxy Trust Emerging Growth Portfolio (a)              13.89%                   13.41%
         (Sub-Account Inception: 10/20/95)
        Northstar Galaxy Trust International Value Portfolio                   N/A                  1.59
         (Sub-Account Inception: 8/8/97)
        Northstar Galaxy Trust Multi-Sector Bond Portfolio                 4.39%                    8.29%
         (Sub-Account Inception: 10/20/95)
        OCC Equity Portfolio (b)                                               N/A                 16.33%
         (Sub-Account Inception: 8/8/97)
        OCC Global Equity Portfolio                                            N/A                (13.34)%
         (Sub-Account Inception: 8/8/97)
        OCC Managed Portfolio (b)                                              N/A                  1.51%
         (Sub-Account Inception: 8/8/97)
        OCC Small Cap Portfolio (b)                                            N/A                  4.47%
         (Sub-Account Inception: 8/8/97)

     The Average Annual Total Returns listed below do not reflect deduction of the withdrawal charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the funds:


                                                                                                               FOR THE PERIOD
                                                                                                                FROM DATE OF
                                                           FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                            PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
SUB-ACCOUNT                                                   12/31/97         12/31/97          12/31/97         12/31/97
--------------------------------------------------------- ---------------- ---------------- ----------------- ---------------
   Alger American Growth Portfolio                              23.66%           17.30%            N/A              17.44%
   (Portfolio Inception: 1/9/89)
   Alger American Leveraged AllCap Portfolio                    17.69%           N/A               N/A              31.34%
   (Portfolio Inception: 1/25/95)
   Alger American MidCap Growth Portfolio                       13.10%           N/A               N/A              20.07%
   (Portfolio Inception: 5/3/93)
   Alger American Small Capitalization Portfolio                 9.54%           10.78%            N/A              17.25%
   (Portfolio Inception: 9/21/88)
   Fidelity VIP Equity-Income Portfolio                         25.98%           18.17%            14.79%           12.76%
   (Portfolio Inception: 10/9/86)
   Fidelity VIP Growth Portfolio                                21.43%           16.05%            15.24%           13.64%
   (Portfolio Inception: 10/9/86)
   Fidelity VIP Overseas Portfolio                               9.71%           12.22%             7.80%            6.42%
   (Portfolio Inception: 1/28/87)
   Fidelity VIP II Asset Manager: Growth Portfolio              22.99%           N/A               N/A              20.70%
   (Portfolio Inception: 1/3/95)
   Fidelity VIP II Asset Manager Portfolio                      18.65%           11.11%            N/A              10.86%
   (Portfolio Inception: 9/6/89)
   Fidelity VIP II Contrafund Portfolio                         22.08%           N/A               N/A              26.04%
   (Portfolio Inception: 1/3/95)
   Fidelity VIP II Index 500 Portfolio                          30.62%           17.92             N/A              17.88%
   (Portfolio Inception: 8/27/92)
   Fidelity VIP III Growth Opportunities Portfolio              27.79%           N/A               N/A              24.71%
   (Portfolio Inception: 1/3/95)
   Janus Aggressive Growth Portfolio                            10.79%           N/A               N/A              17.46%
   (Portfolio Inception: 9/13/93)
   Janus Growth Portfolio                                       20.71%           N/A               N/A              15.92%
   (Portfolio Inception: 9/13/93)
   Janus International Growth Portfolio                         16.54%           N/A               N/A              17.31%
   (Portfolio Inception: 5/2/94)
   Janus Worldwide Growth Portfolio                             20.12%           N/A               N/A              21.13%
   (Portfolio Inception: 9/13/93)
   Neuberger Berman Advisers Management Trust                    4.97%            3.87%             5.29%            6.37%
   Limited Maturity Bond Portfolio
   (Portfolio Inception: 9/10/84)
   Neuberger Berman Advisers Management Trust                   29.07%           N/A               N/A              22.11%
   Partners Portfolio (Portfolio Inception: 3/22/94)
   Neuberger Berman Advisers Management Trust Socially          N/A              N/A               N/A              N/A
   Responsive Portfolio (Portfolio Inception: 8/19/98)
   Northstar Galaxy Trust Growth + Value Portfolio              12.76%           N/A               N/A              15.84%
   (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust High Yield Bond Portfolio              7.19%           N/A               N/A               9.50%
   (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust Emerging Growth Portfolio (a)         13.89%           N/A               N/A              12.35%
   (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust International Value Portfolio         N/A              N/A               N/A               1.59%
   (Portfolio Inception: 8/8/97)
   Northstar Galaxy Trust Multi-Sector Bond Portfolio            4.39%           N/A               N/A               7.66%
   (Portfolio Inception: 5/6/94)
   OCC Equity Portfolio (b)                                     24.53%           17.44%            N/A              15.61%
   (Portfolio Inception: 8/1/88)
   OCC Global Equity Portfolio                                  12.13%           N/A               N/A              14.99%
   (Portfolio Inception: 3/1/95)
   OCC Managed Portfolio (b)                                    20.26%           17.89%            N/A              18.33%
   (Portfolio Inception: 8/1/88)
   OCC Small Cap Portfolio (b)                                  20.21%           12.72%            N/A              13.54%
   (Portfolio Inception: 8/1/88)



-----------------

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)

(a) The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation.


(b) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274,
    respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

     The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

      CTR = ERV/P - 1

   Where:

      CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

      ERV = the ending redeemable value of the hypothetical investment at the end of the period.

      P =   a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.

COMPANY HOLIDAYS
     The Company is closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday.

FINANCIAL STATEMENTS

     The Statement of Additional Information incorporates by reference the Financial Statements for the Separate Account One as of December 31, 1997, December 31, 1996 and for the period of October 20, 1995 (the date on which the Separate Account One commenced operations) to December 31, 1995. Deloitte & Touche LLP serves as independent auditors for the Separate Account One. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account One.

     The financial statements for the Company for the years ended December 31, 1997 and 1996 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP"). The financial statements of the Company, which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account One.

                      NORTHERN LIFE SEPARATE ACCOUNT ONE

Independent Auditors' Report(1)


Combined Statement of Assets and Liabilities as of December 31, 1997(1)


Combined Statements of Operations and Changes in Contract Owners' Equity for the years ended December 31, 1997 and 1996(1)


Notes to Financial Statements(1)




                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)


Independent Auditors' Report(1)


Statutory Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds as of December 31, 1997 and 1996(1)


Statutory Basis Statements of Operations for the years ended December 31, 1997 and 1996(1)


Statutory Basis Statements of Changes in Capital and Surplus for the years ended December 31, 1997 and 1996(1)


Statutory Basis Statements of Cash Flows for the years ended December 31, 1997 and 1996(1)


Notes to Statutory Basis Financial Statements(1)


Independent Auditors' Report on Supplemental Schedule of Assets and
Liabilities(1)


Supplemental Schedule of Assets and Liabilities for the year ended December 31, 1997(1)



------------------
(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 20, 1998.

PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

   (a)        Financial Statements:

     Part A: None


     Part B: SEPARATE ACCOUNT ONE1
               Independent Auditors' Report
               Statement of Assets and Liabilities as of December 31, 1997 Combined Statements of Operations and Changes in
                Contract Owners' Equity for the years ended December 31, 1997 and December 31, 1996
               Notes to Financial Statements

              NORTHERN LIFE INSURANCE COMPANY1
               Independent Auditors' Report
               Statutory-Basis Statements of Admitted Assets, Liabilities,
              Surplus
                and Other Funds as of December 31, 1997 and 1996
               Statutory-Basis Statements of Operations for the years ended
              December 31, 1997
                and 1996
               Statutory-Basis Statements of Changes in Capital and Surplus for
              the years ended
                December 31, 1997 and 1996
               Statutory-Basis Statement of Cash Flows for the years ended
              December 31, 1997   and 1996
               Notes to Statutory Basis Financial Statements
               Independent Auditor's Report on Supplemental Schedule of Assets
              and Liabilities
               Supplemental Schedule of Assets and Liabilities for the year ended
                December 31, 1997


   (b)        Exhibits:


    1. Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") authorizing the establishment of Separate Account One ("Registrant").(1)


    2.  Not Applicable.


    3.(a) Form of Distribution and Administrative Services Agreement between Washington Square Securities, Inc. and Depositor.(1)



      (b)        Form of selling group (or distribution) agreement between
                  Washington Square Securities, Inc. and selling group members.(1)

      (c)        Form of Amended Broker/Dealer Variable Annuity Compensation
                  Schedule.

    4.(a)  Individual Deferred Tax Sheltered Annuity Contract (Transfer
           Series).(1)

      (b)        Individual Deferred Annuity Contract (Transfer Series) for use
                  with non-qualified plans.(1)

      (c)        Individual Deferred Retirement Annuity Contract (Transfer
                  Series).(1)

      (d)        Flexible Premium Individual Deferred Tax-Sheltered Annuity
                  Contract.(1)

      (e)        Flexible Premium Individual Deferred Retirement Annuity
                  Contract.(1)

      (f)        ERISA Endorsement.(2)

      (g)        TSA Endorsement.(3)



      (h)        Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with
                  Form No. 13000 (FL) 2-95 in Florida.(4)



      (i)        Table of Sample Values Endorsement Form No. 13058 3-97 for use
                  with Form No. 13000 (FL-PBC) 2-95 in Florida.(4)

      (j)        Flexible Premium Individual Deferred Annuity Contract (457
                  Variable Annuity Contract).(1)

      (k)        Roth IRA Endorsement.(1)

      (l)        Fixed Account C Endorsement.

    5.  Contract Application Form.(1)

    6.(a)   Articles of Incorporation of Depositor.(1)

      (b)        Bylaws of Depositor.(1)


    7.  Not Applicable.


    8.(a) Participation Agreement with The Alger American Fund and Fred Alger and Company.(1)



      (b) Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company.(1)

      (c) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company, dated July 24, 1997.(4)



      (d) Participation Agreement among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company.(1)

      (e) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company, dated July 24, 1997.(4)

      (f) Form of Participation Agreement among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company.



      (g) Participation Agreement by and between the Janus Aspen Series and Northern Life Insurance Company, dated August 8, 1997.(4)



      (h) Participation Agreement by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc., dated August 8, 1997.(4)

      (i) Form of Amendment No. 1 to Participation Agreement by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.



      (j)        Participation Agreement by and among OCC Accumulation Trust,
                  Northern Life Insurance Company and OCC Distributors, dated August 8, 1997.4



      (k)        Service Agreement by and between Fred Alger Management, Inc.
                 and Northern Life Insurance Company, dated as of August 8, 1997.(4)

      (l) Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation dated January 1, 1997.(5)



      (m) Service Agreement by and between Janus Capital Corporation and Northern Life Insurance Company, dated August 8, 1997.(4)



      (n) Service Agreement by and between Neuberger Berman Management Inc. and Northern Life Insurance Company, effective August 8, 1997.(4)



      (o) Service Agreement by and between OpCap Advisors and Northern Life Insurance Company, dated as of August 8, 1997.(4)

    9. Consent and Opinion of Stewart D. Gregg as to the legality of the securities being registered.

   10.  Consent of Deloitte & Touche LLP.


   11.  No financial statements are omitted from Item 23.

   12.  Not Applicable.

   13.  Schedule of computation of performance data.

   14.  Financial Data Schedule. Not required.


   15. Powers of Attorney for Richard R. Crowl, Michael J. Dubes, John H. Flittie, Wayne R. Huneke, Kenneth U. Kuk, Robert C. Salipante, John G. Turner, Mark S. Jordahl and James R. Miller.(1)

        Power of Attorney for Susan W.A. Mead.

------------------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 20, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 28, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed July 29, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 4 to ReliaStar Life Insurance Company's Form N-4 Registration Statement File No. 33-69892, filed April 14, 1997.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR




NAME AND PRINCIPAL
BUSINESS ADDRESS                POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------   ------------------------------------------------
John G. Turner                  Director; Chairman
20 Washington Avenue South
Minneapolis, Minnesota 55401

John H. Flittie                 Director; Vice Chairman
20 Washington Avenue South
Minneapolis, Minnesota 55401

Richard R. Crowl                Director; Senior Vice President, General Counsel
20 Washington Avenue South      and Assistant Secretary
Minneapolis, Minnesota 55401

Michael J. Dubes                Director; President and Chief Executive Officer
1501 Fourth Avenue
Seattle, Washington 98111

Wayne R. Huneke                 Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Mark S. Jordahl                 Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Kenneth U. Kuk                  Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Susan W.A. Mead                 Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

James R. Miller                 Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Robert C. Salipante             Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

Elisabeth R. Bennett            Vice President and Medical Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

Richard Contreras               Vice President, Marketing
1501 Fourth Avenue
Seattle, Washington 98111

Brad J. Corbin                  Vice President, Sales
1501 Fourth Avenue
Seattle, Washington 98111

John A. Johnson                 Vice President
20 Washington Avenue South
Minneapolis, Minnesota 55401

Novian Junus                    Vice President
1501 Fourth Avenue
Seattle, Washington 98111

NAME AND PRINCIPAL
BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
------------------------------   --------------------------------------------
Douglas R. Kaufman               Vice President and Chief Investment Officer
1501 Fourth Avenue
Seattle, Washington 98111

Jerome A. Mills                  Vice President, Strategic Alliances
1501 Fourth Avenue
Seattle, Washington 98111

Jeryl A. Millner                 Vice President, Chief Financial Officer and
1501 Fourth Avenue               Treasurer
Seattle, Washington 98111

Susan M. Bergen                  Secretary
20 Washington Avenue South
Minneapolis, Minnesota 55401



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of Depositor. Depositor is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., formerly known as The NWNL Companies, Inc., a Delaware corporation.

     The following chart identifies the subsidiaries of ReliaStar Financial Corp. and their relationship to one another, all of which, except where indicated, are either directly or indirectly wholly-owned by ReliaStar Financial Corp., except for directors' qualifying shares.

                             ORGANIZATIONAL CHART

     ReliaStar Financial Corp. owns, directly or indirectly, capital stock of subsidiary companies as follows as of December 1, 1998 (second and third tier subsidiaries are listed, indented, directly below their parent company):



                                                                        OWNER AND
COMPANY                                                                PERCENTAGE
----------------------------------------------------------   --------------------
ReliaStar Life Insurance Company ("RLIC")                                RLR-100%
 Northern Life Insurance Company ("NLIC")                               RLIC-100%
   Norlic, Inc.                                                         NLIC-100%
   Nova, Inc.                                                           NLIC-100%
 ReliaStar United Services Life Insurance Company ("RUSL")              RLIC-100%
   Security-Connecticut Life Insurance Company ("SCL")                  RUSL-100%
    ReliaStar Life Insurance Company of New York ("RLNY")                SCL-100%
      North Atlantic Life Agency, Inc.                                  RLNY-100%
   Delaware Administrators, Inc.                                        RUSL-100%
 NWNL Benefits Corporation ("NBC")                                      RLIC-100%
   NWNL Health Management Corp.                                          NBC-100%
   Select Care Health Network, Inc.                                       NBC-50%
 ReliaStar Reinsurance Group (UK), Ltd.                                 RLIC-100%
ReliaStar Investment Research, Inc.                                      RLR-100%
Washington Square Securities, Inc.                                       RLR-100%
Northstar Holding, Inc. ("NI")                                           RLR-100%
 Northstar Investment Management Corp.                                    NI-100%
 Northstar Distributors, Inc. ("NDI")                                     NI-100%
   Northstar Funding, Inc.                                               NDI-100%
 Northstar Administrators Corporation                                     NI-100%
IB Holdings, Inc. ("IB")                                                 RLR-100%
 International Risks, Inc.                                                IB-100%
 Northeastern Corporation                                                 IB-100%
 The New Providence Insurance Company, Limited                            IB-100%
Successful Money Management Seminars, Inc. ("SMMS")                      RLR-100%
PrimeVest Financial Services, Inc. ("PVF")                               RLR-100%
 PrimeVest Insurance Agency of Alabama, Inc.                             PVF-100%
 PrimeVest Insurance Agency of New Mexico, Inc.                          PVF-100%
 PrimeVest Insurance Agency of Ohio, Inc.         Class A     Robert Chapman-100%
                                                  Class B                PVF-100%
 Branson Insurance Agency, Inc.                                          PVF-100%
 Granite Investment Services, Inc.                                       PVF-100%
Arrowhead, Ltd.                                                          RLR-100%
ReliaStar Payroll Agent, Inc.                                            RLR-100%
ReliaStar Bancshares, Inc. ("RBS")                                       RLR-100%
 ReliaStar Bank ("RB")                                                   RBS-100%
   ReliaStar Investment Services, Inc.                                    RB-100%
ReliaStar Managing Underwriters, Inc.                                    RLR-100%


ITEM 27. NUMBER OF CONTRACT OWNERS

     As of October 31, 1998, there were 24,733 owners of the Contracts, 21,998 which were owners of qualified Contracts.



ITEM 28. INDEMNIFICATION
     Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to this registration statement filed on Form N-4. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions. Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and the Principal Underwriter, subject to a $500,000 deductible.


ITEM 29. PRINCIPAL UNDERWRITERS


     (a) WSSI is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of: variable annuity contracts issued by ReliaStar Life Insurance Company ("ReliaStar Life") through the ReliaStar Select Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940; flexible premium variable life insurance policies issued by ReliaStar Life through Select*Life Variable Account, a separate account of ReliaStar Life registered as unit investment trust under the Investment Company Act of 1940; variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through Separate Accounts M, P, Q, separate accounts of RLNY registered as unit investment trusts under the Investment Company Act of 1940; and variable life insurance policies issued by RLNY through ReliaStar Life Insurance Company of New York Variable Life Separate Account I, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

   (b)        The directors and officers of WSSI are as follows:




NAME AND PRINCIPAL
BUSINESS ADDRESS                POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------   ------------------------------------------------------
John H. Flittie                 Director; Chairman
20 Washington Avenue South
Minneapolis, Minnesota 55401
Anne W. Dowdle                  Director
20 Washington Avenue South
Minneapolis, Minnesota 55401
Michael J. Dubes                Director
1501 Fourth Avenue
Seattle, Washington 98111
James R. Gelder                 Director
20 Security Drive
Avon, Connecticut 06001
Wayne R. Huneke                 Director
20 Washington Avenue South
Minneapolis, Minnesota 55401
Robert C. Salipante             Director
20 Washington Avenue South
Minneapolis, Minnesota 55401
Jeffrey A. Montgomery           President and Chief Executive Officer
20 Washington Avenue South
Minneapolis, Minnesota 55401
Kenneth S. Cameranesi           Executive Vice President and Chief Operations Officer
20 Washington Avenue South
Minneapolis, Minnesota 55401
Gene Grayson                    Vice President, National Sales and Marketing
20 Washington Avenue South
Minneapolis, Minnesota 55401
David Braun                     Assistant Vice President
20 Washington Avenue South
Minneapolis, Minnesota 55401
Karin Callanan                  Assistant Vice President
20 Washington Avenue South
Minneapolis, Minnesota 55401
Timothy J. Lyle                 Assistant Vice President and Chief Compliance Officer
20 Washington Avenue South
Minneapolis, Minnesota 55401
Susan M. Bergen                 Secretary
20 Washington Avenue South
Minneapolis, Minnesota 55401
Margaret B. Wall                Treasurer and Chief Financial Officer
20 Washington Avenue South
Minneapolis, Minnesota 55401
Loralee A. Renelt               Assistant Secretary
20 Washington Avenue South
Minneapolis, Minnesota 55401
Allen Kidd                      Assistant Secretary
222 North Arch Road
Richmond, Virginia 23236

      (c) For the year ended December 31, 1997 WSSI received $5,551,624 in fees, including gross concessions, in connection with distribution of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of Depositor at 1501 Fourth Avenue, Seattle, Washington 98111.



ITEM 31. MANAGEMENT SERVICES
     Not applicable.


ITEM 32. UNDERTAKINGS
     Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The Depositor and the Registrant rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

     The Depositor represents that the fees and charges deducted under the Advantage series variable annuity contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     The Depositor and Registrant rely on SEC regulation (section)270.6c-7 with respect to offering variable annuity contracts under the Texas Optional Retirement Program and represent that the provisions of paragraphs (a)-(d) of that regulation have been or will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 16th day of December, 1998.

                                      SEPARATE ACCOUNT ONE
                                      (Registrant)

                                      By NORTHERN LIFE INSURANCE COMPANY
                                      (Depositor)


                                      By   /s/ MICHAEL J. DUBES
                                        ----------------------------------------
                                           Michael J. Dubes
                                           President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 16th day of December, 1998.

                                      NORTHERN LIFE INSURANCE COMPANY


                                      By   /s/ MICHAEL J. DUBES
                                        ----------------------------------------
                                           Michael J. Dubes
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, Post-Effective Amendment No. 6 to the Registration Statement has been signed on this 16th day of December, 1998 by the following directors and officers of Depositor in the capacities indicated:


     /s/ MICHAEL J. DUBES            President and Chief Executive Officer
---------------------------------
     Michael J. Dubes


     /s/ JERYL A. MILLNER            Vice President, Chief Financial Officer and
---------------------------------    Treasurer
     Jeryl A. Millner


Richard R. Crowl           Mark S. Jordahl            James R. Miller
Michael J. Dubes           Kenneth U. Kuk             Robert C. Salipante
John H. Flittie            Susan W.A. Mead            John G. Turner
Wayne R. Huneke

Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Northern Life Insurance Company pursuant to powers of attorney duly executed by such persons.


                                            /s/ Stewart D. Gregg
                                        ----------------------------------------
                                            Stewart D. Gregg, Attorney-In-Fact

                                 EXHIBIT INDEX



         (b)      Exhibits
    3.   (c)      Form of Amended Broker/Dealer Variable Annuity Compensation Schedule.
    4.   (l)      Fixed Account C Endorsement.
    8.   (f)      Form of Participation Agreement among Fidelity Variable Insurance Products
                  Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company.
         (i)      Form of Amendment No. 1 to Participation Agreement by and among Northern
                  Life Insurance Company, Neuberger Berman Advisers Management Trust,
                  Advisers Management Trust and Neuberger Berman Management Incorporated.
    9.            Consent and Opinion of Stewart D. Gregg as to the legality of the securities being registered.
   10.            Consent of Deloitte & Touche LLP.
   13.            Schedule of computation of performance data.
   15.            Power of Attorney for Susan W.A. Mead.